Document and Entity Information	12 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2013
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Oct. 01, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Jul. 31, 2013